Corporate and Administrative Expenses - Disclosure of expenses by nature (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Selling, general and administrative expense [abstract]
Salaries and benefits	$ 1,007,016	$ 1,433,624	$ 1,387,249
Director's fees	12,060	63,800	78,850
Consulting and professional fees	373,912	231,814	398,244
Office, insurance and other expenses	229,874	174,227	286,460
Occupancy	0	343,673	317,305
Shareholders communications and filing fees	145,590	135,237	159,060
Travel and related costs	60,519	32,628	97,591
Corporate and administrative expenses	$ 1,828,971	$ 2,415,003	$ 2,724,759